Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2017
Fair Value Disclosures [Abstract]
Financial Instruments Measured at Fair Value on a Recurring Basis
The following table summarizes the financial instruments measured at fair value on a recurring basis classified in the fair value hierarchy (Level 1, 2 or 3) based on the inputs used for valuation in the unaudited condensed consolidated balance sheets:

(In thousands)	As of June 30, 2017				As of December 31, 2016
Assets	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Interest rate swaps	$—	$1,665	$—	$1,665	$—	$1,561	$—	$1,561
Commodity contracts	—	34,490	76,790	111,280	—	37,195	66,138	103,333
Foreign currency contracts	—	571	—	571	—	1,413	—	1,413
Total derivative assets	$—	$36,726	$76,790	$113,516	$—	$40,169	$66,138	$106,307
Liabilities
Interest rate swaps	$—	$11,196	$—	$11,196	$—	$32,377	$—	$32,377
Foreign currency contracts	—	—	—	—	—	—	—	—
Total derivative liabilities	$—	$11,196	$—	$11,196	$—	$32,377	$—	$32,377

Changes in the Fair Value of Derivative Instruments Classified as Level 3
The following table reconciles the changes in the fair value of derivative instruments classified as Level 3 in the fair value hierarchy for the six months ended June 30, 2017 and 2016:

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands)	2017	2016	2017	2016
Beginning balance	$87,318	$57,130	$66,138	$63,154
Realized and unrealized gains (losses):
Included in other comprehensive income (loss)	(7,634)	(12,473)	10,628	(16,309)
Included in operating revenues, net	(741)	9,153	5,424	6,965
Settlements	(2,153)	(10,047)	(5,400)	(10,047)
Balance as of June 30	$76,790	$43,763	$76,790	$43,763

Significant Unobservable Inputs Used in Valuation of Commodity Contracts
The significant unobservable inputs used in the valuation of the Company's commodity contracts categorized as Level 3 of the fair value hierarchy as of June 30, 2017 are as follows:

(In thousands, except range)	Fair Value as of June 30, 2017
Transaction Type	Assets	Liabilities	Valuation Technique	Unobservable Inputs	Range
Commodity contracts - power	$76,790	$—	Discounted cash flow	Forward price (per MWh)	$13.9	-	$88.1
			Option model	Volatilities	3.1%	-	8.4%

Sensitivity of Fair Value Measurements to Increases (Decreases) in Significant Unobservable Inputs
The sensitivity of the Company's fair value measurements to increases (decreases) in the significant unobservable inputs is as follows:

Significant Unobservable Input	Position	Impact on Fair Value Measurement
Increase (decrease) in forward price	Forward sale	Decrease (increase)
Increase (decrease) in implied volatilities	Purchase option	Increase (decrease)

Sensitivity of Fair Value Measurements to Increases (Decreases) in Significant Unobservable Inputs
The sensitivity of the Company's fair value measurements to increases (decreases) in the significant unobservable inputs is as follows:

Significant Unobservable Input	Position	Impact on Fair Value Measurement
Increase (decrease) in forward price	Forward sale	Decrease (increase)
Increase (decrease) in implied volatilities	Purchase option	Increase (decrease)

Carrying Amount and Estimated Fair Value of Long-term Debt
The carrying amount and estimated fair value of the Company's long-term debt as of June 30, 2017 and December 31, 2016 is as follows:

	As of June 30, 2017		As of December 31, 2016
(In thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt, including current portion	$3,847,897	$3,998,735	$3,950,914	$4,080,397